Related Party Transactions - Schedule of Transactions with Related Parties (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025
Related Party Transactions [Line Items]
Sales	€ 7,186,691		€ 410,342
Services received	197,255	[1]	521,698	[2]
Total	6,989,436		(111,356)
Ultimate partner [Member]
Related Party Transactions [Line Items]
Sales
Services received		[1]		[2]
Total
Senior partner [Member]
Related Party Transactions [Line Items]
Sales
Services received	197,255	[1]	521,698	[2]
Total	(197,255)		(521,698)
Other group companies [Member]
Related Party Transactions [Line Items]
Sales	7,186,691		410,342
Services received		[1]		[2]
Total	€ 7,186,691		€ 410,342

[1]	Comprised of selling and administrative – related parties of €101,744, salaries and benefits – related parties of €69,063 (including stock-based compensation of €67,220 from RSU) and interest expense – related parties of €26,448.
[2]	Comprised of selling and administrative – related parties of €356,912, salaries and benefits – related parties of €124,159 (including stock-based compensation of €63,682 from RSU) and interest expense – related parties of €40,627.